Consolidated Statement of Changes in Stockholders' Equity (FY) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2017	$ 323	$ 552,630	$ 3,955,942	$ 4,508,895
Balance, Shares at Dec. 31, 2017	3,234,501
Cash distributions to stockholders	$ 0	0	(493,829)	(493,829)
Net Income (loss)			1,055,972	1,055,972
Balance at Dec. 31, 2018	$ 323	552,630	4,518,085	5,071,038
Balance, Shares at Dec. 31, 2018	3,234,501
Cash distributions to stockholders			(190,199)	(190,199)
Net Income (loss)			376,652	376,652
Balance at Mar. 31, 2019	$ 323	552,630	4,704,538	5,257,491
Balance, Shares at Mar. 31, 2019	3,234,501
Balance at Dec. 31, 2018	$ 323	552,630	4,518,085	5,071,038
Balance, Shares at Dec. 31, 2018	3,234,501
Net Income (loss)				(774,064)
Balance at Jun. 30, 2019	$ 547	423,530	3,257,607	3,681,684
Balance, Shares at Jun. 30, 2019	5,474,695
Balance at Dec. 31, 2018	$ 323	552,630	4,518,085	5,071,038
Balance, Shares at Dec. 31, 2018	3,234,501
Cash distributions to stockholders	$ 0	0	(486,414)	(486,414)
Conversion of Rights to common shares	$ 42	0	0	42
Conversion of Rights to common shares, shares	419,450
Combination with Peck Electric Co.	$ 182	(129,324)	0	(129,142)
Combination with Peck Electric Co., shares	1,820,744
Shares issued for equity line	$ 8	(10,976)	0	(10,968)
Shares issued for equity line, shares	81,263
Forfeitures	$ (26)	26	0	0
Forfeitures, shares	(257,799)
Net Income (loss)			(427,795)	(427,795)
Balance at Dec. 31, 2019	$ 529	412,356	3,603,876	4,016,761
Balance, Shares at Dec. 31, 2019	5,298,159
Balance at Mar. 31, 2019	$ 323	552,630	4,704,538	5,257,491
Balance, Shares at Mar. 31, 2019	3,234,501
Cash distributions to stockholders			(296,215)	(296,215)
Conversion of Rights to common shares	$ 42			42
Conversion of Rights to common shares, shares	419,450
Shares issued for equity line	$ 182	(129,100)		(129,100)
Shares issued for equity line, shares	1,820,744
Net Income (loss)			(1,150,716)	(1,150,716)
Balance at Jun. 30, 2019	$ 547	423,530	3,257,607	3,681,684
Balance, Shares at Jun. 30, 2019	5,474,695
Balance at Dec. 31, 2019	$ 529	412,356	3,603,876	4,016,761
Balance, Shares at Dec. 31, 2019	5,298,159
Net Income (loss)			(432,632)	(432,632)
Balance at Mar. 31, 2020	$ 529	412,356	3,171,244	3,584,129
Balance, Shares at Mar. 31, 2020	5,298,159
Balance at Dec. 31, 2019	$ 529	412,356	3,603,876	4,016,761
Balance, Shares at Dec. 31, 2019	5,298,159
Net Income (loss)				(1,261,662)
Balance at Jun. 30, 2020	$ 529	5,508,388	2,342,214	7,851,151
Balance, Shares at Jun. 30, 2020	5,298,159
Balance at Mar. 31, 2020	$ 529	412,356	3,171,244	3,584,129
Balance, Shares at Mar. 31, 2020	5,298,159
Net Income (loss)			(829,030)	(829,030)
Balance at Jun. 30, 2020	$ 529	$ 5,508,388	$ 2,342,214	$ 7,851,151
Balance, Shares at Jun. 30, 2020	5,298,159